Components of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
U.S. Federal	$ 50,919	$ 50,197	$ 44,845
State	6,245	6,338	5,515
Foreign	5,478	315
Income tax expense	62,642	56,850	50,360
Current	55,918	48,540	37,635
Deferred	6,724	8,310	12,725
Income tax expense	$ 62,642	$ 56,850	$ 50,360